SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On June 5, 2023, the Company sold additional 8% 2023 Series Convertible Notes - Share Settled (as described above, the “2023 Notes”) in an aggregate principal amount of $100,000 and common stock purchase warrants (as described above, the “March 2023 Warrants”) to one accredited investor for aggregate gross proceeds to the Company of $100,000. The sale and purchase were made through a Convertible Note and Warrant Purchase Agreement (as described above, the “Purchase Agreement”) entered into with the investor.

On June 13, 2023, the Company sold additional 8% 2023 Series Convertible Notes - Share Settled (as described above, the “2023 Notes”) in an aggregate principal amount of $325,000 and common stock purchase warrants (as described above, the “March 2023 Warrants”) to one accredited investor for aggregate gross proceeds to the Company of $325,000. The sale and purchase were made through a Convertible Note and Warrant Purchase Agreement (as described above, the “Purchase Agreement”) entered into with the investor.

NOTE 12 - SUBSEQUENT EVENTS

On January 6, 2023, the Company sold $405,000 of its 8% Convertible Promissory Notes (the “Notes”) and common stock purchase warrants (“Warrants”) to five (5) investors. The sale and purchase were made through a Convertible Note and Warrant Purchase Agreement (“Purchase Agreement”) entered into with each investor.

The Notes bear interest at the rate of eight per cent per year and are payable solely in shares of the Company’s common stock. The Notes may be converted at any time at the option of the holder and are payable in full at the earliest of (i) the completion of a “Qualified Financing,” as defined below, (ii) a change in control, (iii) in the event of default, or (iv) the maturity date, which is five years from the date of issuance. A Qualified Financing is defined in the Purchase Agreement as any financing completed after the date of issuance of the Notes involving the sale of the Company’s equity securities primarily for capital raising purposes resulting in gross proceeds to the Company of at least $5 million. Upon completion of a Qualified Financing, each Convertible Note is convertible into the securities issued in such financing (the “Qualified Financing Securities”) in an amount determined by dividing (i) the outstanding principal on the Note plus all accrued interest by (ii) the lessor of (x) the “Discounted Qualified Financing Price” and (y) the “Capped Price.” In the event of a change in control or default, voluntary conversion or upon maturity, each Note is convertible into that number of shares of the Company’s common stock that equals (i) the outstanding principal amount of the Note plus any accrued but unpaid interest, divided by (ii) the Capped Price.

The Discounted Qualified Financing Price is defined as the per share price at which the shares of the Qualified Financing Securities are sold in such Qualified Financing as determined for accounting purposes under GAAP, multiplied by 0.75. The Capped Price is the per share price implied by a fully-diluted (on an as-converted to common stock basis), pre-money valuation of $200,000,000 for the Company.

Each Warrant issued by the Company pursuant to the Purchase Agreement entitles the holder to purchase that number of fully paid and nonassessable shares of the Company’s common stock determined (A) in the case following a Qualified Financing, by dividing (i) the sum of the aggregate outstanding principal amount of the Convertible Note plus all accrued and unpaid interest thereon at the time of conversion multiplied by .25, by (ii) the quotient of the Discounted Qualified Financing Price divided by .75, or (B) in connection with a Change of Control, by dividing (i) the sum of the aggregate outstanding principal amount of the Convertible Note plus all accrued and unpaid interest thereon at the time of the Note’s conversion, by (ii) the Capped Price, subject to adjustment as set forth in the Warrant. In each case, the Warrants are exercisable at a price of $16.25 per share for a period of five years.

Participation Rights. Each Note entitles the holder to purchase in a Qualified Financing an amount of Qualified Financing Securities (as defined above) up to 200% of the aggregate principal amount of the Notes subscribed for by such holder in this Offering.